Share Based Compensation - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	$ 12,014	$ 9,937	$ 20,021
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	7,171	5,241	12,992
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	4,849	4,696	7,115
Capitalized to intangible assets, net / property and equipment
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	$ (6)	$ 0	$ (86)